SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 HKD ($)	Mar. 28, 2024 USD ($)	Mar. 28, 2024 HKD ($)	Mar. 22, 2024 USD ($)	Mar. 22, 2024 HKD ($)
Exchange rate	7.8499	7.8083	7.8499
Average exchange rate	7.7895	7.8188	7.7895
Bad dedt expenses	$ 0	$ 0
Provision of expected credit loss	0	0
Impairment charge of long-lived assets	0	0
Sublease income		49,228
Gain (Loss) on Disposition of Property Plant Equipment	185	116,695
Unrecognized tax benefits	0	0
Deposit insurance coverage limit	103,000		$ 800,000
Accounts receivable	12,185	7,495
Deposits	293,758	395,914
Other receivables	$ 5,278	$ 4,700
GCHL And DCMCL [Member]
Equity ownership interest rate percentage				100.00%	100.00%
Equity interest in operating subsidiaries					$ 1.00
Mr NG Hon Kin [Member]
Equity ownership interest rate percentage				100.00%	100.00%
Equity interest in operating subsidiaries				$ 0.26	$ 2
Medi Trade Corporation Limited [Member]
Equity ownership interest rate percentage	100.00%		100.00%			100.00%	100.00%
Equity interest in operating subsidiaries						$ 0.64	$ 5